Note 4 - Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Raw materials	$ 266	$ 1,301
Work in process	5,725	2,956
Finished goods	6,150	4,251
Inventories	$ 12,141	$ 8,508